Commitments - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments [abstract]
Contractual capital commitments	£ 0
Lease expenditure	£ 178,000,000	£ 186,000,000